CERTIFICATION OF
                    STRONG INSTITUTIONAL FUNDS, INC.
                    on behalf of the following series:
                    STRONG INSTITUTIONAL MONEY FUND and
                      STRONG INSTITUTIONAL BOND FUND

STRONG INSTITUTIONAL FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Institutional Money Fund's Prospectus and Statement of Additional Information each dated
July 1, 1997 and the Strong Institutional Bond Fund's Supplement to the Prospectus dated July 1, 1997 and the Statement of Additional Information dated December 31, 1996, as supplemented July 1, 1997, filed by the Registrant pursuant to Post-Effective Amendment No. 5 (File No. 33-61545; 811-7335), which was filed with the Securities and Exchange Commission on June 27, 1997
(the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Institutional Money Fund's Prospectus and Statement of Additional Information and Strong Institutional Bond Fund's Supplement to the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                      STRONG INSTITUTIONAL FUNDS, INC.


                      /s/ John S. Weitzer
                      -------------------------------------
                      By   John S. Weitzer
                      Title:    Vice President



Dated:  July 2, 1997